Other Long-term Liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Long-term Liabilities
42	OTHER LONG-TERM LIABILITIES

	2018 RMB million	2017 RMB million
Fair value of unredeemed points awarded under the Group’s frequent flyer program	—	2,027
Long-term duties and levies payable relating to finance leases	1,398	1,411
Deferred gains in sale and leaseback transactions	1,115	—
Other long-term payables	1,169	1,324

	3,682	4,762
Less: current portion included in other payables and accruals (note 37)	(234)	(1,038)

Non-current portion	3,448	3,724